Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Accounts Receivable

The following is a summary of the Company’s accounts receivable at December 31, 2025 and June 30, 2025:

	December 31, 2025	June 30, 2025

Accounts receivable	$213,053	$98,177
Less: allowance for credit losses	51,962	51,962
Accounts receivable - net	$161,091	$46,215

The following is a summary of the Company’s accounts receivable at June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024

Accounts receivable	$98,177	$-
Less: allowance for credit losses	51,962	-
Accounts receivable - net	$46,215	$-

Schedule of Bad Debt	For the three and six months ended December 31, 2025 and 2024, bad debt was as follows:
Three Months Ended December 31,
2025	2024
$5,019	$-

Six Months Ended December 31,
2025	2024
$66,177	$48,610
For the years ended June 30, 2025 and 2024, bad debt was as follows:
	Year Ended June 30,
	2025	2024
Bad debt expense	$153,059	$-

Schedule of Inventory

At December 31, 2025 and June 30, 2025, inventory was as follows:

Classification	December 31, 2025	June 30, 2025
Packaging and supplies	$396,942	$319,491
Food and beverage	40,781	-
Total Inventory	$437,723	$319,491

Schedule of Disaggregation of Revenue

The following represents the Company’s disaggregation of revenues for the six months ended December 31, 2025 and 2024:

	Six Months Ended December 31,
	2025		2024

	Revenue	% of Revenues	Revenue	% of Revenues
Foodservice Packaging	$734,826	24.72%	$-	0.00%
Robotics as a Service (RaaS)	67,118	2.26%	-	0.00%
Hotels	2,170,112	73.02%	-	0.00%
Total revenues - net	$2,972,056	100.00%	$-	0.00%

The following represents the Company’s disaggregation of revenues for the years ended June 30, 2025 and 2024:

	Year Ended June 30,
	2025		2024
	Revenue	% of Revenues	Revenue	% of Revenues

Foodservice Packaging	$466,633	96.75%	$-	0.00%
Robotics as a Service (RaaS)	15,652	3.25%	-	0.00%
Total revenues - net	$482,285	100.00%	$-	0.00%

Schedule of Marketing and Advertising Costs

The Company recognized marketing and advertising costs during the three and six months ended December 31, 2025 and 2024, respectively as follows:

Three Months Ended December 31,
2025	2024

$60,022	$-

Six Months Ended December 31,
2025	2024

$90,052	$-
The Company recognized marketing and advertising costs during the years ended June 30, 2025 and 2024, respectively as follows:
	Year Ended June 30,
	2025	2024

Total Sales and Marketing	$20,595	$18,624

Schedule of Dilutive Equity Securities Outstanding

The following potentially dilutive securities were excluded from the computation of diluted net loss per share for the six months ended December 31, 2025 and 2024 because their effect would have been anti-dilutive:

	December 31, 2025	December 31, 2024
Convertible debt	161,793,499	123,682,424
Series B, convertible preferred stock (8,366:1)	-	9,750,000
Series C, convertible preferred stock (6,000:1)	256,380,000	579,996,000
Series D, convertible preferred stock (6,000:1)	11,004,000	20,004,000
Warrants	193,651,646	192,038,743
Total common stock equivalents	622,829,145	925,471,167

The following potentially dilutive equity securities outstanding for the years ended June 30, 2025 and 2024, were as follows:

	June 30, 2025	June 30, 2024
Convertible debt	246,690,974	108,932,424
Series B, convertible preferred stock (5,000:1)	9,750,000	9,750,000
Series C, convertible preferred stock (6,000:1)	875,796,000	79,998,000
Series D, convertible preferred stock (6,000:1)	20,004,000	10,002,000
Warrants	191,996,343	191,799,274
Total common stock equivalents	1,344,237,317	400,481,698